SHORT-TERM BANK LOANS (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Short-term Debt [Line Items]
Short-term bank loans	$ 0	$ 1,909
Property Plant And Equipment Pledged For Short Term Loans		939
Interest Expense	37	110	$ 376
Long-term Line of Credit	299,277	265,560
Line Of Credit Facility Amount Utilized	47,694	77,911
Line Of Credit Facility Amount Available For Use	251,583	187,649
Line Of Credit Facility Secured By Restricted Cash	9,627	13,401
Line Of Credit Facility Secured By Restricted Buildings	$ 2,977	3,018
Buildings [Member]
Short-term Debt [Line Items]
Property Plant And Equipment Pledged For Short Term Loans		939
Vested and Unissued Restricted Shares [Member]
Short-term Debt [Line Items]
Restricted Cash Pledged For Short Term Loans		$ 1,013
Minimum [Member]
Short-term Debt [Line Items]
Debt Instrument, Interest Rate, Effective Percentage		4.60%